As filed with the Securities and Exchange Commission on July 15, 2011
Securities Act File No. 333-151672
Investment Company Act File No. 811-22208

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 45	☑
VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)
2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208
(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code: (317) 917-7000
Capitol Services, Inc.
615 S. Dupont Hwy., Dover, Delaware 19901
(Name and Address of Agent for Service)
With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224
It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 38 filed on June 14, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 44 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 14th day of July, 2011.

VALUED ADVISERS TRUST
By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

* Dr. Merwyn Vanderlind, Trustee	July 14 , 2011 Date
* Ira Cohen, Trustee	July 14 , 2011 Date
* R. Jeffrey Young, President and Trustee	July 14 , 2011 Date
* William J. Murphy, Treasurer and Principal Financial Officer	July 14 , 2011 Date
* By: /s/ Carol J. Highsmith Carol J. Highsmith, Vice President, Attorney in Fact	July 14, 2011 Date

INDEX TO EXHIBITS
(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO.
UNDER PART C
OF FORM N-1A	NAME OF EXHIBIT
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase